Development costs - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Development Costs [Abstract]
Engineering expenditures	$ 36,757	$ 36,503
Accumulated depreciation and repayments | Development costs
Intangible assets
Amortization	$ 6,147	$ 5,646